RESEARCH AND DEVELOPMENT EXPENSES	12 Months Ended
Dec. 31, 2018
Research And Development Expenses
NOTE 22 - RESEARCH AND DEVELOPMENT EXPENSES

Research and development expenses, excluding stock-based compensation and depreciation expenses, allocated to our major research and development programs are as follows:

In Thousands of US Dollars
	For the Year Ended December 31,
Research and Development Program	2018	2017	2016
Research and Development Program	$2	$1	$36
Alzheimer’s Disease: Therapeutics	-	2	4
Anti-Infectives	4	4	3
BPH (Enlarged Prostate) and Prostate Cancer Therapeutics	4,917	5,268	2,675
Tobacco Exposure Tests: NicAlert™ and TobacAlert™	2	9	4
Total	$4,925	$5,284	$2,722